Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 9,262,238	₩ 9,021,467
Borrowings (including debentures)	7,607,931	9,327,424
Other non-derivative financial liabilities	12,569	26,422
Financial guarantee contracts	26,738	56,373
Total	16,909,476	18,431,686
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	7,880,906	7,682,604
Borrowings (including debentures)	1,623,996	2,034,524
Other non-derivative financial liabilities	4,117	233
Financial guarantee contracts	26,738	56,373
Total	9,535,757	9,773,734
1-5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	1,219,835	1,121,452
Borrowings (including debentures)	3,666,726	4,834,151
Other non-derivative financial liabilities	8,452	3,272
Total	4,895,013	5,958,875
More than 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	161,497	217,411
Borrowings (including debentures)	2,317,209	2,458,749
Other non-derivative financial liabilities		22,917
Total	₩ 2,478,706	₩ 2,699,077